OTHER RECEIVABLE	12 Months Ended
Jan. 31, 2026
Receivables [Abstract]
OTHER RECEIVABLE

NOTE 9 – OTHER RECEIVABLE

The Company engaged a third party for financing in January 2026. As a condition of the financing, the Company was required to utilize Stablecoins (a form of cryptocurrency) and put into an escrow an amount of $152,500 through Coinbase.com. During December 24 – 26, 2026, Trust Wallet, the depository for the Stablecoins, experienced a cyber-attack through an unauthorized and malicious version of the Trust Wallet Browser Extension (version 2.68). On February 2, 2026, the Company was able to recover $35,000 of the $152,500. The remaining balance of $117,500 has been recorded as an offsetting allowance leaving a balance of $35,000 as of January 31, 2026.